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                           FULBRIGHT & JAWORSKI L.L.P.
                   A Registered Limited Liability Partnership
                          666 Fifth Avenue, 31st Floor
                          New York, New York 10103-3198
                                www.fulbright.com

MROGERS@FULBRIGHT.COM                          TELEPHONE:      (212) 318-3000
DIRECT DIAL:  (212) 318-3206                   FACSIMILE:      (212) 318-3400

                                February 8, 2006


VIA EDGAR

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


               Re: Registration Statement on Form S-1 Relating to Initial Public Offering of Common Stock of Delek US Holdings, Inc.


Ladies and Gentlemen:

               On behalf of Delek US Holdings, Inc. (the "Company"), attached for filing by means of electronic transmission via the EDGAR system is a Registration Statement on Form S-1 in connection with the proposed initial public offering of common stock of the Company.

               The sum of $24,610 has been sent by wire transfer to the Securities and Exchange Commission's lock-box at Mellon Bank as payment in full of the required filing fee.

               In addition, please note that the Company is concurrently submitting to the Securities and Exchange Commission a confidential treatment request pursuant to Rule 406 under the Securities Act of 1933, as amended, with respect to portions of certain exhibits filed with the enclosed Registration Statement on Form S-1.

               Please contact the undersigned at (212) 318-3206 or Manuel Rivera at (212) 318-3296 with any questions or comments you may have concerning the Registration Statement.

                                           Very truly yours,

                                           /s/ Mara H. Rogers

                                           Mara H. Rogers

Enclosure